INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill

	Acquisition Cost	Accumulated Amortization (*)	Net Book Value June 30, 2013
Favorable lease terms	$67,417	$(22,108)	$45,309
Unfavorable lease terms	(5,819)	1,916	(3,903)
Total	$61,598	$(20,192)	$41,406
(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $1,619 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

Intangible Assets Other Than Goodwill Previous Year

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)
Total	$61,598	$(14,610)	$46,988

Amortization (Expense)/Income Favorouble Unfavourable Leases

	Six Month Period Ended
	June 30, 2013	June 30, 2012
Unfavorable lease terms	$342	$342
Favorable lease terms charter-out (*)	(5,924)	(4,323)
Total	$(5,582)	$(3,981)

(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $1,619 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

Aggregate Amortizations of Acquired Intangibles

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(7,793)	$(4,959)	$(4,959)	$(3,874)	$(2,811)	$(20,913)	(45,309)
Unfavorable lease terms	683	683	683	684	684	486	3,903
Total	$(7,110)	$(4,276)	$(4,276)	$(3,190)	$(2,127)	$(20,427)	$(41,406)